PREMIER [Member] Average Annual Total Returns - PREMIER - Premier Shares	12 Months Ended	60 Months Ended	77 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.33%	3.28%	2.77%
Performance Inception Date			Jul. 26, 2019